JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.4%
Aerospace & Defense — 3.0%
Howmet Aerospace, Inc.	1,654	381,242
Northrop Grumman Corp.	818	558,135
		939,377
Automobiles — 1.2%
Tesla, Inc. *	1,058	393,442
Banks — 3.6%
US Bancorp	2,756	143,350
Wells Fargo & Co.	12,513	996,111
		1,139,461
Biotechnology — 3.3%
AbbVie, Inc.	2,443	531,280
Regeneron Pharmaceuticals, Inc.	336	259,997
Vertex Pharmaceuticals, Inc. *	539	240,475
		1,031,752
Broadline Retail — 5.3%
Amazon.com, Inc. *	8,040	1,674,417
Building Products — 1.9%
Carrier Global Corp.	2,092	117,813
Trane Technologies plc	1,167	486,062
		603,875
Capital Markets — 2.8%
Blackstone, Inc.	3,168	364,317
Morgan Stanley	3,245	533,993
		898,310
Construction Materials — 1.1%
Vulcan Materials Co.	1,218	331,694
Consumer Finance — 2.4%
American Express Co.	2,507	758,431
Consumer Staples Distribution & Retail — 2.0%
Walmart, Inc.	5,201	646,421
Electric Utilities — 4.6%
Entergy Corp.	3,075	345,518
NextEra Energy, Inc.	8,397	779,869
Southern Co. (The)	3,331	321,535
		1,446,922
Electrical Equipment — 1.7%
Eaton Corp. plc	1,520	543,713
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	2,225	281,178
Energy Equipment & Services — 1.8%
Baker Hughes Co., Class A	9,312	568,493

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — 1.9%
Walt Disney Co. (The)	6,289	606,129
Financial Services — 3.0%
Mastercard, Inc., Class A	1,868	933,556
Food Products — 0.7%
Mondelez International, Inc., Class A	4,008	231,041
Health Care Equipment & Supplies — 4.1%
Boston Scientific Corp. *	2,317	145,367
Edwards Lifesciences Corp. *	3,725	298,336
Medtronic plc	4,427	383,592
Stryker Corp.	1,452	477,064
		1,304,359
Hotels, Restaurants & Leisure — 3.5%
Chipotle Mexican Grill, Inc., Class A *	3,144	100,653
DoorDash, Inc., Class A *	868	130,250
Marriott International, Inc., Class A	374	122,372
McDonald's Corp.	2,388	742,063
		1,095,338
Industrial REITs — 0.8%
Prologis, Inc.	1,982	261,919
Insurance — 2.6%
Arthur J Gallagher & Co.	2,461	532,929
Progressive Corp. (The)	1,470	291,372
		824,301
Interactive Media & Services — 8.3%
Alphabet, Inc., Class A	5,317	1,528,841
Meta Platforms, Inc., Class A	1,892	1,082,550
		2,611,391
Machinery — 0.7%
Deere & Co.	420	236,757
Oil, Gas & Consumable Fuels — 1.2%
ConocoPhillips	2,790	368,329
Pharmaceuticals — 1.8%
Eli Lilly & Co.	614	564,810
Semiconductors & Semiconductor Equipment — 15.8%
ASML Holding NV (Registered), NYRS (Netherlands)	229	302,994
Broadcom, Inc.	3,463	1,071,875
Micron Technology, Inc.	976	329,682
NVIDIA Corp.	16,080	2,804,274
NXP Semiconductors NV (Netherlands)	2,523	496,582
		5,005,407
Software — 7.2%
Intuit, Inc.	1,299	561,504

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Microsoft Corp.	3,302	1,222,343
Oracle Corp.	3,148	463,148
ServiceNow, Inc. *	325	33,973
		2,280,968
Specialty Retail — 3.5%
AutoZone, Inc. *	94	316,799
Lowe's Cos., Inc.	3,327	786,184
		1,102,983
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.	8,736	2,217,048
Western Digital Corp.	887	239,903
		2,456,951
Trading Companies & Distributors — 0.9%
United Rentals, Inc.	382	278,521
Total Common Stocks (Cost $18,786,099)		31,420,246
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b) (Cost $172,975)	172,960	172,978
Total Investments — 99.9% (Cost $18,959,074)		31,593,224
Other Assets in Excess of Liabilities — 0.1%		21,939
NET ASSETS — 100.0%		31,615,163

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$31,593,224	$—	$—	$31,593,224

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$247,623	$7,307,222	$7,381,833	$(22)	$(12)	$172,978	172,960	$5,032	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	18,228	18,228	—	—	—	—	10	—
Total	$247,623	$7,325,450	$7,400,061	$(22)	$(12)	$172,978		$5,042	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.